Long-term debt (Tables)	6 Months Ended
Jun. 30, 2021
Long-term debts
Schedule of long-term debt

As of June 30, 2021 and December 31, 2020, long-term debt consisted of the following:

Long-term debt

in € THOUS

	June 30,	December 31,
	2021	2020

Amended 2012 Credit Agreement	—	1,162,342
Bonds	6,898,800	6,408,118
Accounts Receivable Facility	—	—
Other	234,609	238,000
Long-term debt	7,133,409	7,808,460
Less current portion	(634,404)	(1,008,359)
Long-term debt, less current portion	6,499,005	6,800,101

Schedule of available and outstanding amounts under the Amended 2012 Credit Agreement

The following table shows the available and outstanding amounts under the Amended 2012 Credit Agreement at June 30, 2021 and December 31, 2020:

Amended 2012 Credit Agreement - maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	June 30, 2021		June 30, 2021 (1)

Revolving credit USD 2017 / 2022 (2)	$900,000	€757,321	$—	€—
Revolving credit EUR 2017 / 2022 (2)	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022 (3)	$—	€—	$—	€—
EUR term loan 2017 / 2022 (3)	€—	€—	€—	€—
		€1,357,321		€—

	Maximum amount available		Balance outstanding
	December 31, 2020		December 31, 2020 (1)

Revolving credit USD 2017 / 2022	$900,000	€733,436	$—	€—
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022	$1,110,000	€904,572	$1,110,000	€904,572
EUR term loan 2017 / 2022	€259,000	€259,000	€259,000	€259,000
		€2,497,008		€1,163,572

(1)	Amounts shown are excluding debt issuance costs.
(2)	For information on the replacement of the revolving credit facilities in the Amended 2012 Credit Agreement, see note 11.
(3)	USD term loan 2017 / 2022 in the amount of $1,050,000 (€860,444 as of the date of repayment) and EUR term loan 2017 / 2022 in the amount of €245,000 originally due on July 31, 2022 were repaid on May 20, 2021.

Schedule of accounts receivable facility

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at June 30, 2021 and December 31, 2020:

Accounts Receivable Facility - maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	June 30, 2021 (1)		June 30, 2021 (2),(3)

Accounts Receivable Facility	$900,000	€757,321	$—	€—

	Maximum amount available		Balance outstanding
	December 31, 2020 (1)		December 31, 2020 (2)

Accounts Receivable Facility	$900,000	€733,437	$—	€—

(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.
(3)	Included in “Current portion of long-term debt” in the consolidated balance sheet as of June 30, 2021.